Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Selling and marketing costs	$5,905	$3,468
Employee compensation and related benefits	1,074	1,090
Professional fees	388	73
Other	6	—

Total	$7,373	$4,631

6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2019
Selling and marketing costs	$3,468	$698
Employee compensation and related benefits	1,090	569
Other research costs	—	61
Professional Fees	73	426
Other	—	13

Total	$4,631	$1,767